As filed with the Securities and Exchange Commission on March 14, 2001

                                             1933 Act Registration No. 333-51572


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    [ ] Pre-Effective Amendment No.[ X ] Post-Effective Amendment No. 1
                                    ---                              ---


                     PAINEWEBBER PACE SELECT ADVISORS TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                     1285 Avenue of the Americas, 18th Floor
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:

          JON S. RAND, ESQ.                     ARTHUR J. BROWN, ESQ.
      Willkie Farr & Gallagher                Kirkpatrick & Lockhart LLP
         787 Seventh Avenue           1800 Massachusetts Avenue, N.W., 2nd Floor
    New York, New York 10019-6099               Washington D.C. 20036
      Telephone: (212) 821-8256               Telephone: (202) 778-9000



It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the Registrant designated PACE Municipal Fixed Income Investments.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

        This Registration Statement contains the following papers and documents:

        o         Cover Sheet
        o         Contents of Registration Statement
        o         Part A - Prospectus/Proxy Statement*
        o         Part B - Statement of Additional Information*
        o         Part C - Other Information
        o         Signature Page
        o         Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-51572, on December 8, 2000 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Definitive Agreement and Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of PaineWebber National Tax-Free Income Fund, a series of PaineWebber Mutual Fund Trust, into PACE Municipal Fixed Income Investments, a series of the Registrant.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 15.     Indemnification
             ---------------

         Article IX, Section 2 of the Amended and Restated Trust Instrument of PaineWebber PACE Select Advisors Trust ("Trust Instrument") provides that the Registrant will indemnify its trustees, officers, employees, investment managers and administrators and investment advisers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee, officer, employee, investment manager and administrator or investment adviser; provided that (i) no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant, or (ii) no such person shall be indemnified where there has been a settlement, unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; such determination shall be made (A) by the court or other body approving the Settlement, (B) by the vote of at least a majority of those trustees who are neither Interested Persons of the trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         "Interested Person" has the meaning provided in the Investment Company Act of 1940, as amended from time to time. Article IX, Section 2(d) of the Trust Instrument also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Article IX, Section 1 of the Trust Instrument provides that the trustees and officers of the Registrant (i) shall not be personally liable to any person contracting with, or having a claim against, the Trust, and (ii) shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant.

         Article X, Section 2 of the Trust Instrument provides that, subject to the provisions of Article IX, the trustees shall not be liable for (i) errors of judgment or mistakes of fact or law or (ii) any act or omission made in accordance with advice of counsel or other experts, or (iii) failure to follow such advice, with respect to the meaning and operation of the Trust Instrument.

         Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and By-laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

         Section 9 of the Investment Management and Administration Agreement ("Management Agreement") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Management Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement. Section 10 of the Management Agreement provides that the Trustees and shareholders shall not be liable for any obligations of the Registrant or any series under the Management Agreement and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees or shareholders.

         Section 6 of each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio, the Registrant or its shareholders or by Mitchell Hutchins in connection with the matters to which the Sub-Advisory Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement.

         Section 9 of the Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

         Section 9 of the Dealer Agreement contains provisions similar to
Section 9 of the Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Section 15 of the Distribution Contract contains provisions similar to
Section 10 of the Management Agreement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.     Exhibits
             --------

       (1)   (a)  Certificate of Business Trust effective September 9, 1994 1/
                                                                            -

             (b)  Amended and Restated Trust Instrument 2/
                                                        -

       (2)   Amended and Restated By-Laws 2/
                                          -

       (3)   Copies of any voting trust agreement - none

       (4) Agreement and Plan of Reorganization and Termination (filed herewith)

       (5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
                                    -

       (6)   (a)  Investment Management and Administration Agreement 4/
                                                                     -

             (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/
                                                                  -

             (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/
                                               -

             (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/
                                                      -

             (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/
                                   -

            (f) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/
                                   -

             (g) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 5/
                                                -

             (h) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Value Equity Investments dated as of October 10, 2000 2/
                                         -

             (i) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

             (j) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

             (k) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                               -

             (l) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                         -

             (m) Sub-Advisory Agreement with Ariel Capital Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 4, 1999 1/
                                                          -

             (n) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/
                                               -

             (o) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 6/
                                                -

             (p) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 7/
                       -

             (q) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/
                                                                       -

       (7)   (a)  Distribution Contract 2/
                                        -

             (b)  Dealer Agreement 2/
                                   -

       (8)   Bonus, profit sharing or pension plans - none

       (9)   Custodian Agreement 1/
                                 -

       (10)  Plan pursuant to Rule 12b-1

             (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/
                                 -

             (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/
                                 -

             (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/
                                 -

             (d)  Plan pursuant to Rule 18f-3 8/
                                              -

       (11)  Opinion and consent of Counsel on legality of shares 9/
                                                                  -

       (12)  Opinion and consent of Counsel on tax matters (filed herewith)

       (13)  Transfer Agency Agreement 10/
                                       --

       (14)  Auditors' consent 9/
                               -

       (15)  Financial Statements omitted from prospectus - none

       (16)  (a)  Powers of Attorney for Ms. Alexander and Messrs. Beaubien,
                  Bewkes, Hewitt, Janklow, White and Woodward 11/
                                                              --

             (b)  Power of Attorney for Mr. Storms 12/
                                                   --

       (17)  Additional Exhibits - none

       -----------------


1/     Incorporated by reference from Post-Effective Amendment No. 8 to
-      registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/     Incorporated by reference from Registrant's N-14 registration statement,
-      SEC File No. 333-49052, filed November 1, 2000.

3/     Incorporated by reference from Articles IV, VI, IX and X of Registrant's
-      Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/     Incorporated by reference from Post-Effective Amendment No. 1 to
-      registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/     Incorporated by reference from Post-Effective Amendment No. 1 to
- Registrant's N-14 registration statement, SEC File No. 333-50238, filed March 6, 2001.

6/     Incorporated by reference from Post-Effective Amendment No. 4 to
-      registration statement, SEC File No. 33-87254, filed November 13, 1997.

7/     Incorporated by reference from Post-Effective Amendment No. 10 to
-      registration statement, SEC File No. 33-87254, filed November 9, 2000.

8/     Incorporated by reference from Registrant's N-14 registration statement,
-      SEC File No. 333-49850, filed November 13, 2000.

9/     Previously filed in Registrant's N-14 registration statement, SEC File
-      No. 333-51572, filed December 8, 2000.

10/    Incorporated by reference from Post-Effective Amendment No. 2 to
--     registration statement, SEC File No. 33-87254, filed October 16, 1996.

11/    Incorporated by reference from Post-Effective Amendment No. 9 to
--     registration statement, SEC File No. 33-87254, filed September 29, 2000.

12/    Incorporated by reference from Registrant's N-14 registration statement,
--     SEC File No. 333-50238, filed November 17, 2000.



Item 17.     Undertakings
             ------------

             (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

             (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of March, 2001.

                              PAINEWEBBER PACE SELECT ADVISORS TRUST

                              By:  /s/ Dianne E. O'Donnell
                                   ---------------------------------------
                                   Dianne E. O'Donnell
                                   Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                         TITLE                            DATE
---------                         -----                            ----

/s/ Brian M. Storms               President and Trustee           March 12, 2001
---------------------------       (Chief Executive Officer)
Brian M. Storms**

/s/ David J. Beaubien             Trustee and Chairman            March 12, 2001
---------------------------       of the Board of Trustees
David J. Beaubien*

/s/ Margo N. Alexander            Trustee                         March 12, 2001
---------------------------
Margo N. Alexander*

/s/ E. Garrett Bewkes, Jr.        Trustee                         March 12, 2001
---------------------------
E. Garrett Bewkes, Jr.*

/s/ William W. Hewitt, Jr.        Trustee                         March 12, 2001
---------------------------
William W. Hewitt, Jr.*

/s/ Morton L. Janklow             Trustee                         March 12, 2001
---------------------------
Morton L. Janklow*

/s/ William D. White              Trustee                         March 12, 2001
---------------------------
William D. White*

/s/ M. Cabell Woodward, Jr.       Trustee                         March 12, 2001
---------------------------
M. Cabell Woodward, Jr.*

/s/ Paul H. Schubert              Vice President and Treasurer    March 12, 2001
---------------------------       (Chief Financial and Accounting
Paul H. Schubert                  Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated September 12, 2000 and incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of PaineWebber PACE Select Advisors Trust, SEC File No. 33-87254, filed September 29, 2000.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit 16(b) to the Registration Statement on Form N-14 of PaineWebber PACE Select Advisors Trust, SEC File No. 333-50238, filed November 17, 2000.

                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------

       (1)   (a)  Certificate of Business Trust effective September 9, 1994 1/
                                                                            -

             (b)  Amended and Restated Trust Instrument 2/
                                                        -

       (2)   Amended and Restated By-Laws 2/
                                        -

       (3)   Copies of any voting trust agreement - none

       (4) Agreement and Plan of Reorganization and Termination (filed herewith)

       (5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
                                    -

       (6)   (a)  Investment Management and Administration Agreement 4/
                                                                     -

             (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/
                                                                  -

             (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/
                                               -

             (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/
                                                      -

             (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/
                                   -

             (f) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/
                                   -

             (g) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 5/
                                                -

             (h) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Value Equity Investments dated as of October 10, 2000 2/
                                         -
             (i) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

             (j) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

             (k) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                               -

             (l) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                         -

             (m) Sub-Advisory Agreement with Ariel Capital Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 4, 1999 1/
                                                          -

             (n) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/
                                               -

             (o) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 6/
                                                -

             (p) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 7/
                       -

             (q) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/
                                                                       -

       (7)   (a)  Distribution Contract 2/
                                        -

             (b)  Dealer Agreement 2/
                                   -

       (8)   Bonus, profit sharing or pension plans - none

       (9)   Custodian Agreement 1/
                                 -

       (10)  Plan pursuant to Rule 12b-1

             (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/
                                 -

             (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/
                                 -

             (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/
                                 -

             (d)  Plan pursuant to Rule 18f-3 8/
                                              -

       (11)  Opinion and consent of Counsel on legality of shares 9/
                                                                  -

       (12)  Opinion and consent of Counsel on tax matters (filed herewith)

       (13)  Transfer Agency Agreement 10/
                                       --

       (14)  Auditors' consent 9/
                               -

       (15)  Financial Statements omitted from prospectus - none

       (16)  (a)  Powers of Attorney for Ms. Alexander and Messrs. Beaubien,
                  Bewkes, Hewitt, Janklow, White and Woodward 11/
                                                              --

             (b)  Power of Attorney for Mr. Storms 12/
                                                   --

       (17)  Additional Exhibits - none

       -----------------


1/     Incorporated by reference from Post-Effective Amendment No. 8 to
-      registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/     Incorporated by reference from Registrant's N-14 registration statement,
-      SEC File No. 333-49052, filed November 1, 2000.

3/     Incorporated by reference from Articles IV, VI, IX and X of Registrant's
-      Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/     Incorporated by reference from Post-Effective Amendment No. 1 to
-      registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/     Incorporated by reference from Post-Effective Amendment No. 1 to
- Registrant's N-14 registration statement, SEC File No. 333-50238, filed March 6, 2001.

6/     Incorporated by reference from Post-Effective Amendment No. 4 to
-      registration statement, SEC File No. 33-87254, filed November 13, 1997.

7/     Incorporated by reference from Post-Effective Amendment No. 10 to
-      registration statement, SEC File No. 33-87254, filed November 9, 2000.

8/     Incorporated by reference from Registrant's N-14 registration statement,
-      SEC File No. 333-49850, filed November 13, 2000.

9/     Previously filed in Registrant's N-14 registration statement, SEC File
-      No. 333-51572, filed December 8, 2000.

10/    Incorporated by reference from Post-Effective Amendment No. 2 to
--     registration statement, SEC File No. 33-87254, filed October 16, 1996.

11/    Incorporated by reference from Post-Effective Amendment No. 9 to
--     registration statement, SEC File No. 33-87254, filed September 29, 2000.

12/    Incorporated by reference from Registrant's N-14 registration statement,
--     SEC File No. 333-50238, filed November 17, 2000.

                                                                   Exhibit No. 4




              AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of February 22, 2001, by and among PaineWebber PACE Select Advisors Trust, a Delaware business trust ("PACE Trust"), on behalf of PACE Municipal Fixed Income Investments, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), PaineWebber Mutual Fund Trust, a Massachusetts business trust ("Target Trust"), on behalf of PaineWebber National Tax-Free Income Fund, a series thereof ("Target"), and solely for purposes of paragraph 7.2 hereof, Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PACE Trust and Target Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by Acquiring Fund or Target are made and shall be taken or undertaken by PACE Trust or Target Trust, respectively.

    The  Investment  Companies  wish to  effect a  reorganization  described  in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). The reorganization will involve the transfer of Target's assets to Acquiring Fund in exchange solely for voting shares of beneficial interest in Acquiring Fund and the assumption by Acquiring Fund of Target's stated liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

    The Target Shares are divided into four classes, designated Class A, Class B, Class C, and Class Y shares ("Class A Target Shares," "Class B Target Shares," "Class C Target Shares," and "Class Y Target Shares," respectively). Acquiring Fund's shares are divided into five classes, four of which also are designated Class A, Class B, Class C, and Class Y shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund Shares," and "Class Y Acquiring Fund Shares," respectively, and collectively "Acquiring Fund Shares"). Each class of Acquiring Fund Shares is substantially similar to the identically designated class of Target Shares.

    In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION AND TERMINATION

    1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor--

         (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) ("Target Value") attributable to the Class A Target Shares by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph 2.2),
              (ii) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to the Class B Target Shares by the NAV of a Class B Acquiring Fund Share (as so computed), (iii) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV of a Class C Acquiring Fund Share (as so computed), and (iv) Class Y Acquiring Fund Shares determined by dividing the Target Value attributable to the Class Y Target Shares by the NAV of a Class Y Acquiring Fund Share (as so computed), and

         (b)  to  assume  all  of  Target's  stated  liabilities   described  in
              paragraph 1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

    1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

    1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, but only to the extent disclosed or provided for in Target Trust's financial statements referred to in paragraph 4.1.19, or otherwise disclosed in writing to and accepted by PACE Trust. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its Liabilities before the Effective Time.

    1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for its current taxable year through the Effective Time.

    1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by PACE Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (I.E., the account for a Shareholder of Class A Target Shares shall be credited with the respective PRO RATA number of Class A Acquiring Fund Shares due that Shareholder; the account for a Shareholder of Class B Target Shares shall be credited with the respective PRO RATA number of Class B Acquiring Fund Shares due that Shareholder; the account for a Shareholder of Class C Target Shares shall be credited with the respective PRO RATA number of Class C Acquiring Fund Shares due that Shareholder; and the account for a Shareholder of Class Y Target Shares shall be credited with the respective PRO RATA number of Class Y Acquiring Fund Shares due that Shareholder). All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on

Target's  share  transfer  books.  Acquiring  Fund shall not issue  certificates
representing   the  Acquiring   Fund  Shares  issued  in  connection   with  the
Reorganization.

    1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Target Trust and any further actions shall be taken in connection therewith as required by applicable law.

    1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

    1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.  VALUATION

    2.l. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Acquiring Fund's then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

    2.2. For purposes of paragraph 1.1(a), the NAV of each class of Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

    2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Mitchell Hutchins.

3.  CLOSING AND EFFECTIVE TIME

    3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal office on or about February 23, 2001, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the Target Value and the NAV of each class of Acquiring Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

    3.2. Target Trust shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring

Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing. Target Trust shall deliver at the Closing a certificate of its Secretary or a Vice President stating that (a) Target Trust instructed its custodian to deliver the Assets held by it to Acquiring Fund at the Effective Time or make arrangements on or before the Effective Time for the delivery thereof to Acquiring Fund, and (b) Target Trust's custodian notified Target Trust that it had received the instructions and that the requested delivery of Assets would be effective as of the Effective Time or as of the earliest feasible time following the Effective Time.

    3.3. Target Trust shall deliver to PACE Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares (by class) owned by each Shareholder (rounded to the third decimal place), all as of the Effective Time, certified by Target Trust's Secretary or an Assistant Secretary thereof. PACE Trust's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. PACE Trust shall issue and deliver a confirmation to Target Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

    3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

    4.1. Target represents and warrants to PACE Trust, on behalf of Acquiring Fund, as follows:

        4.1.1. Target Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of its Amended and Restated Declaration of Trust ("Declaration of Trust") is on file with the Secretary of the Commonwealth of Massachusetts;

        4.1.2. Target Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration will be in full force and effect at the Effective Time;

        4.1.3.  Target is a duly  established  and  designated  series of Target
    Trust;

        4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

        4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of the Declaration of Trust or Target Trust's Restated By-Laws ("By-Laws") or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by PACE Trust;

        4.1.7. Except as otherwise disclosed in writing to and accepted by PACE Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

        4.1.8. Except as otherwise disclosed in writing to and accepted by PACE Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target Trust's knowledge) threatened against Target Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Target Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

        4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Target Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and laws of general applicability relating to or affecting creditors' rights and to general principles of equity;

        4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

        4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target Trust, except for (a) the filing with the

    Securities and Exchange Commission ("SEC") of a registration statement by PACE Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

        4.1.12. On the effective date of the Registration Statement, at the time of the Meeting (as defined in paragraph 5.2), and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by PACE Trust for use therein;

        4.1.13. The Liabilities were incurred by Target in the ordinary course of its business; and there are no Liabilities other than liabilities disclosed or provided for in Target Trust's financial statements referred to in paragraph 4.1.19, or otherwise disclosed in writing to and accepted by PACE Trust, none of which has been materially adverse to the business, assets, or results of Target's operations;

        4.1.14. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

        4.1.15. Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

        4.1.16. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

        4.1.17. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Target will have acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares (other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for dividends qualifying for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

        4.1.18. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended February 29, 2000, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

        4.1.19. Target Trust's audited financial statements for the year ended February 29, 2000, and unaudited financial statements for the six months ended August 31, 2000, to be delivered to PACE Trust, fairly represent Target's financial position as of each such date and the results of its operations and changes in its net assets for the periods then ended; and

        4.1.20. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization.

    4.2. Acquiring Fund represents and warrants to Target Trust, on behalf of Target, as follows:

        4.2.1. PACE Trust is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware; and its Certificate of Trust, including any amendments thereto ("Certificate of Trust"), has been duly filed in the office of the Secretary of State thereof;

        4.2.2.  PACE  Trust  is  duly  registered  as  an  open-end   management
    investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

        4.2.3. Acquiring Fund is a duly established and designated series of PACE Trust;

        4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

        4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, including the receipt of consideration in exchange therefor in excess of the par value thereof, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

        4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of PACE Trust's Certificate of Trust, Trust Instrument (including any amendments thereto) ("Trust Instrument"), or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Target Trust;

        4.2.8. Except as otherwise disclosed in writing to and accepted by Target Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to PACE Trust's knowledge) threatened against PACE Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and PACE Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

        4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of PACE Trust's board of trustees (together with Target Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and laws of general applicability relating to or affecting creditors' rights and to general principles of equity;

        4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by PACE Trust, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

        4.2.11. On the effective date of the Registration Statement, at the time of the Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Target Trust for use therein;

        4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

        4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor is there any plan or intention for Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of Acquiring Fund's business as an open-end investment company as required by section 22(e) of the 1940 Act;

        4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

        4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

        4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

        4.2.17. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

        4.2.18. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Shares with consideration other than Acquiring Fund Shares;

        4.2.19. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended July 31, 1999, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

        4.2.20. PACE Trust's audited financial statements for the year ended July 31, 2000, to be delivered to Target Trust, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

    4.3. Each Fund represents and warrants to the Investment Company of which the other Fund is a series, on behalf of such other Fund, as follows:

        4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

        4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

        4.3.3. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

        4.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

        4.3.5. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) after the date of this Agreement will be included as assets held thereby immediately before the Reorganization;

        4.3.6. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

        4.3.7. Immediately after the Reorganization, the Shareholders will own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund;

        4.3.8. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
    187) ("Reorganization Expenses"); and

        4.3.9. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.17, 4.2.13, and 4.2.18 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time.

5.  COVENANTS

    5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that--

         (a) such ordinary  course will include  declaring and paying  customary
             dividends  and  other   distributions  and  changes  in  operations
             contemplated by each Fund's normal business activities, and

         (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that if Target's shareholders approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Funds shall coordinate their respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with any of its investment policies and restrictions immediately after the Closing.

    5.2. Target covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby ("Meeting").

    5.3. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

    5.4.  Target   covenants  that  it  will  assist  PACE  Trust  in  obtaining information PACE Trust reasonably requests concerning the beneficial ownership of Target Shares.

    5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to PACE Trust at the Closing.

    5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

    5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

    5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

    5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.  CONDITIONS PRECEDENT

    Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

    6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target's shareholders in accordance with the Declaration of Trust and Target Trust's Restated By-Laws and applicable law.

    6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

    6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

    6.4. Target Trust shall have received an opinion of Willkie Farr & Gallagher ("Willkie Farr") substantially to the effect that:

        6.4.1. Acquiring Fund is a duly established series of PACE Trust, a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, with power under its Certificate of Trust and Trust Instrument to own all its properties and assets and, to the knowledge of Willkie Farr, to carry on its business as presently conducted;

        6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by PACE Trust on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Target Trust on behalf of Target, is a valid and legally binding obligation of PACE Trust with respect to Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and laws of general applicability relating to or affecting creditors' rights and to general principles of equity;

        6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement and the receipt of consideration in exchange therefor in excess of the par value thereof, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

        6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate PACE Trust's Certificate of Trust, Trust Instrument, or By-Laws or any provision of any agreement (known to Willkie Farr, without any independent inquiry or investigation) to which PACE Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of Willkie Farr, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which PACE Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Trust;

        6.4.5. To the knowledge of Willkie Farr (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by PACE
    Trust on behalf of Acquiring Fund of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

        6.4.6. PACE Trust is registered with the SEC as an investment company, and to the knowledge of Willkie Farr no order has been issued or proceeding instituted to suspend such registration; and

        6.4.7. To the knowledge of Willkie Farr (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to PACE Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) PACE Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Target Trust.

In rendering such opinion, Willkie Farr may (1) rely (i) as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, and (ii) as to certain factual matters, on a certificate of PACE Trust,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with

Willkie Farr who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

    6.5. PACE Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("K&L") substantially to the effect that:

        6.5.1. Target is a duly established series of Target Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Declaration of Trust to own all its properties and assets and, to the knowledge of K&L, to carry on its business as presently conducted;

        6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Target Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by PACE Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Target Trust with respect to Target, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and laws of general applicability relating to or affecting creditors' rights and to general principles of equity;

        6.5.3 The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate the Declaration of Trust or Target Trust's Restated By-Laws or any provision of any agreement (known to K&L, without any independent inquiry or investigation) to which Target Trust (with respect to Target) is a party or by which it is bound or (to the knowledge of K&L, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Trust (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PACE Trust;

        6.5.4. To the knowledge of K&L (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Target Trust on behalf of Target of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

        6.5.5. Target Trust is registered with the SEC as an investment company, and to the knowledge of K&L no order has been issued or proceeding instituted to suspend such registration; and

        6.5.6. To the knowledge of K&L (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Target Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Target Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by PACE Trust.

In rendering such opinion, K&L may (1) rely, as to certain factual matters, on a certificate of Target Trust, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with K&L who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

    6.6. Each Investment Company shall have received an opinion of K&L, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, K&L may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which K&L may treat as representations made to it, or in separate letters addressed to K&L and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

        6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the
    Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

        6.6.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

        6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

        6.6.4. Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

        6.6.5. A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

        6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

    At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.  BROKERAGE FEES AND EXPENSES

    7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

    7.2. The Reorganization Expenses will be borne by Mitchell Hutchins.

8.  ENTIRE AGREEMENT; NO SURVIVAL

    Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9. TERMINATION OF AGREEMENT

    This Agreement may be terminated at any time at or before the Effective Time, whether before or after approval by Target's shareholders:

    9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or
(c) if the Closing has not occurred on or before July 1, 2001; or

    9.2. By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.  AMENDMENT

    This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders' interests.

11.  MISCELLANEOUS

    11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

    11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

    11.3. PACE Trust acknowledges that Target Trust is a Business Trust. This Agreement is executed by Target Trust on behalf of Target and by its trustees and/or officers in their capacities as such, and not individually. Target Trust's obligations under this Agreement are not binding on or enforceable against any of its trustees, officers, or shareholders but are only binding on and enforceable against Target's assets and property; and a trustee of Target Trust shall not be personally liable hereunder to PACE Trust or its trustees or shareholders for any act, omission, or obligation of Target Trust or any other trustee thereof. PACE Trust agrees that, in asserting any rights or claims under this Agreement on behalf of Acquiring Fund, it shall look only to Target's assets and property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

    11.4. A trustee of PACE Trust shall not be personally liable hereunder to Target Trust or its trustees or shareholders for any act, omission, or obligation of PACE Trust or any other trustee thereof. Target Trust agrees that, in asserting any claim against PACE Trust or its trustees, it shall look only to Acquiring Fund's assets for payment under such claim; and neither the shareholders nor the trustees of PACE Trust, nor any of their agents, whether past, present, or future, shall be personally liable therefor.

    11.5. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                              PAINEWEBBER MUTUAL FUND TRUST,  acting
                                on behalf of its series, PaineWebber
                                National Tax-Free Income Fund

                              By: /s/ Dianne E. O'Donnell
                                 --------------------------------------------
                                 Dianne E. O'Donnell
                                 Vice President and Secretary

                              Attestation By: /s/ Keith A. Weller
                                             --------------------------------
                                             Keith A. Weller
                                             Vice President and Assistant
                                             Secretary

                             PAINEWEBBER PACE SELECT ADVISORS TRUST, acting
                               on behalf of its series, PACE Municipal Fixed Income Investments

                             By: /s/ Dianne E. O'Donnell
                                 --------------------------------------------
                                Dianne E. O'Donnell
                                Vice President and Assistant Secretary

                             Attestation By: /s/ Keith A. Weller
                                             --------------------------------
                                            Keith A. Weller
                                            Vice President and Assistant
                                            Secretary


                             Solely with respect to paragraph 7.2 hereof:
                             MITCHELL HUTCHINS ASSET MANAGEMENT INC.

                             By: /s/ Dianne E. O'Donnell
                                 --------------------------------------------
                                Dianne E. O'Donnell
                                Senior Vice President and Deputy General Counsel

                             Attestation By: /s/ Keith A. Weller
                                             --------------------------------
                                            Keith A. Weller
                                            First Vice President and Senior
                                            Associate General Counsel

                                                                  Exhibit No. 12


                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                                  202/778-9000
                                   www.kl.com


Theodore L. Press
Tel:  202.778.9025
Fax:  202.778.9100
tpress@kl.com

                                February 23, 2001


PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
51 West 52nd Street
New York, New York 10019-6114

         Re: Reorganization to Combine a Series of a Delaware Business Trust and a Series of a Massachusetts Business Trust
              ---------------------------------------------------------

Ladies and Gentleman:

         PaineWebber  PACE Select  Advisors  Trust,  a Delaware  business  trust
("PACE Trust"), on behalf of PACE Municipal Fixed Income Investments, a segregated portfolio of assets ("series") thereof ("Acquiring Fund"), and PaineWebber Mutual Fund Trust, a Massachusetts business trust ("Target Trust"), on behalf of PaineWebber National Tax-Free Income Fund, a series thereof ("Target"), have requested our opinion as to certain federal income tax consequences of the proposed acquisition of Target by Acquiring Fund pursuant to an Agreement and Plan of Reorganization and Termination among them and Mitchell Hutchins Asset Management Inc., their investment manager ("Mitchell Hutchins"), dated as of February 22, 2001 ("Plan").1 Specifically, each Investment Company has requested our opinion --

                  (1) that Acquiring Fund's acquisition of Target's assets in exchange solely for voting shares of beneficial interest in Acquiring Fund ("Acquiring Fund Shares") and Acquiring Fund's assumption of Target's liabilities, followed by Target's distribution of those shares PRO RATA to its shareholders of record determined as of the Effective Time (as herein defined) ("Shareholders") constructively in exchange for their shares of beneficial interest in Target ("Target Shares") (such transactions sometimes being referred to herein collectively as the "Reorganization"), will qualify as a reorganization within the


---------------

1 Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and PACE Trust and Target Trust are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies."

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 2


         meaning of section 368(a)(1)(D),2 and each Fund will be "a party to a reorganization" within the meaning of section 368(b);

                  (2) that neither the Funds nor the Shareholders will recognize gain or loss on the Reorganization; and

                  (3) regarding the basis and holding period after the Reorganization of the transferred assets and the Acquiring Fund Shares issued pursuant thereto.

         In rendering this opinion, we have examined (1) the Plan, (2) the Combined Proxy Statement and Prospectus dated December 28, 2000, that was furnished in connection with the solicitation of proxies by Target Trust's board of trustees for use at a special meeting of Target's shareholders held on February 1, 2001 ("Proxy Statement"), and (3) other documents we have deemed necessary or appropriate for the purposes hereof. As to various matters of fact material to this opinion, we have relied, exclusively and without independent verification, on statements of responsible officers of each Investment Company and the representations described below and made in the Plan (as contemplated in paragraph 6.6 thereof) (collectively, "Representations").

                                      FACTS
                                      -----

         PACE Trust is a business trust organized under the Delaware Business Trust Act (Del. Code Ann. title 12, ss. 3801 ET SEQ. (1977)), and Acquiring Fund is a series thereof. Target Trust is a Massachusetts business trust, and Target is a series thereof. Before January 1, 1997, each Investment Company "claimed" classification as an association taxable as a corporation, and neither has ever elected otherwise. Each Investment Company is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

         The Target Shares are divided into four classes, designated Class A, Class B, Class C, and Class Y shares ("Class A Target Shares," "Class B Target Shares," "Class C Target Shares," and "Class Y Target Shares," respectively). Acquiring Fund's shares are divided into five classes, only four of which -- also designated Class A, Class B, Class C, and Class Y shares ("Class A Acquiring Fund Shares," "Class B Acquiring Fund Shares," "Class C Acquiring Fund

---------------

2 All "section" references are to the Internal Revenue Code of 1986, as amended ("Code"), unless otherwise noted, and all "Treas. Reg.ss." references are to the regulations under the Code ("Regulations").

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 3


Shares," and "Class Y Acquiring Fund Shares," respectively) -- are involved in the Reorganization (and included in "Acquiring Fund Shares"). Each class of Acquiring Fund Shares is substantially similar to the identically designated class of Target Shares.

         The Reorganization, together with related acts necessary to consummate the same ("Closing"), will take place on or about the date hereof. All acts taking place at the Closing will be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies agree ("Effective Time").

         The Funds' investment objectives, policies, and restrictions (which are described in the Proxy Statement) are similar. Both Funds seek high current income exempt from federal income tax by investing primarily in investment grade municipal bonds.

         For the reasons, and after consideration of the factors, described in the Proxy Statement, each Investment Company's board of trustees approved the Plan, subject to approval of Target's shareholders. In doing so, each board -- including a majority of its members who are not "interested persons" (as that term is defined in the 1940 Act) of either Investment Company or Mitchell Hutchins -- determined that the Reorganization is in its Fund's best interests and the interests of its Fund's shareholders will not be diluted as a result of the Reorganization.

         The Plan, which specifies that the Investment Companies intend it to be, and adopt it as, a "plan of reorganization" within the meaning of the Regulations, provides in relevant part for the following:

                  (1) Acquiring Fund's acquisition of all of Target's assets, including all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property, owned by Target at the Effective Time (collectively "Assets"), in exchange solely for the following:

                           (a) the number of full and  fractional  (rounded
                  to the third decimal place) (i) Class A Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1 of the Plan) ("Target Value") attributable to the Class A Target Shares by the net asset value ("NAV") of a Class A Acquiring Fund Share (computed as set forth in paragraph
                  2.2 of the Plan), (ii) Class B Acquiring Fund Shares determined by dividing the Target Value attributable to

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 4

                  the Class B Target Shares by the NAV of a Class B Acquiring Fund Share (as so computed), (iii) Class C Acquiring Fund Shares determined by dividing the Target Value attributable to the Class C Target Shares by the NAV of a Class C Acquiring Fund Share (as so computed), and (iv) Class Y Acquiring Fund Shares determined by dividing the Target Value attributable to the Class Y Target Shares by the NAV of a Class Y Acquiring Fund Share (as so computed), and

                           (b) Acquiring Fund's assumption of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in the Plan (collectively "Liabilities"),

                  (2) The constructive distribution of those Acquiring Fund Shares to the Shareholders, by PACE Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and crediting each Shareholder's account with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (whereupon all outstanding Target Shares, including those represented by certificates, simultaneously will be canceled on Target's share transfer books),3 and

                  (3) The termination of Target as soon as reasonably practicable after that distribution, but in all events within six months after the Effective Time.

                                 REPRESENTATIONS
                                 ---------------

         Target Trust has represented and warranted to us as follows:
         ------------

                  (1) Target Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly organized and validly existing under

---------------

3 The Plan provides that, at the time of the Reorganization, the Target Shares will in effect be constructively exchanged for Acquiring Fund Shares, certificates for which will not be issued. Accordingly, Shareholders will not be required to and will not make physical delivery of their Target Shares, nor will they receive certificates for Acquiring Fund Shares, pursuant to the Reorganization. Target Shares nevertheless will be treated as having been exchanged for Acquiring Fund Shares, and the tax consequences to the Shareholders will be unaffected by the absence of Acquiring Fund Share certificates. SEE discussion at V. under "Analysis," below.

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 5


         the laws of the Commonwealth of Massachusetts; a copy of that declaration of trust is on file with the Secretary of the Commonwealth of Massachusetts; it is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect; and Target is a duly established and designated series of Target Trust;

                  (2) Target is a "fund" as defined in section 851(g)(2); it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  (3) The Liabilities were incurred by Target in the ordinary course of its business;

                  (4)  Target  is not  under  the  jurisdiction  of a court in a
         "title  11  or   similar   case"   (within   the   meaning  of  section
         368(a)(3)(A));

                  (5) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

                  (6) During the five-year  period ending at the Effective Time,
         (a) neither Target nor any person "related" (within the meaning of Treas. Reg. ss. 1.368-1(e)(3)) to Target will have acquired Target Shares with consideration other than Acquiring Fund ShareS or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares (other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice, either directly or through any transaction, agreement, or arrangement with any other person, except for dividends qualifying for the deduction for dividends paid (as defined in section 561) referred to in sections 852(a)(1) and 4982(c)(1)(A); and

                  (7) Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 6


         "related"  (within the meaning of Treas.  Reg.  ss.  1.368-1(e)(3))  to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the ReorganizatioN to any person related (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization.

         PACE Trust has represented and warranted to us as follows:
         ----------

                  (1) PACE Trust is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and its Certificate of Trust, including any amendments thereto, has been duly filed in the office of the Secretary of State thereof; it is duly registered as an open-end management investment company under the 1940 Act, and that registration will be in full force and effect at the Effective Time; and Acquiring Fund is a duly established and designated series of PACE Trust;

                  (2) Acquiring Fund is a "fund" as defined in section 851(g)(2); it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

                  (3) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

                  (4) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor is there any plan or intention for Acquiring Fund, or any person "related" (within the meaning of Treas. Reg. ss. 1.368-1(e)(3)) to Acquiring Fund, to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of that

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 7


         business as required by section 22(e) of the 1940 Act;

                  (5) Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of Treas. Reg. ss. 1.368-1(d)(2)) and (b) will use a significant portion of Target's "historic business assets" (within the meaning oF Treas. Reg. ss. 1.368-1(d)(3)) in a business; in addition, Acquiring Fund (c) has no plan or intention to sell or otherwisE dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

                  (6) There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2)) following the Reorganization;

                  (7) Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Funds' total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

                  (8) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it at any time during the past five years directly or indirectly owned, any shares of Target; and

                  (9) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of Treas. Reg.ss. 1.368-1(e)(3)) to Acquiring Fund will have acquired Target Shares with consideration other than Acquiring Fund Shares.

         Each Investment Company has represented and warranted to us as follows:
         -----------------------

                  (1) The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

                  (2) The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 8


                  (3) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

                  (4) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

                  (5) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982) after the date of the Plan will be included as assets held thereby immediately before the Reorganization;

                  (6) None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by that Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

                  (7) Immediately after the Reorganization, the Shareholders will own shares constituting "control" (within the meaning of section 304(c)) of Acquiring Fund;

                  (8) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187); and

                  (9) The aggregate value of the acquisitions, redemptions, and distributions limited by Target Trust's Representation numbered (6) and PACE Trust's Representations numbered (4) and (9) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time.

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 9


                                     OPINION
                                     -------


         Based solely on the facts set forth above, and conditioned on the Representations being true at the Effective Time and the Reorganization being consummated in accordance with the Plan, our opinion (as explained more fully in the next section of this letter) is as follows:

                  (1)  Target's  transfer  of the  Assets to  Acquiring  Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(D), and each Fund will be "a party to a reorganization" within the meaning of section 368(b);

                  (2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

                  (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                  (4) Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                  (5) A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                  (6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in the Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

         Our opinion is based on, and is conditioned on the continued applicability of, the provisions of the Code and the Regulations, judicial decisions, and rulings and other pronouncements of the Service in existence on the date hereof. All the foregoing authorities are subject to change or modification that can be applied retroactively and thus also could affect our opinion; we assume no responsibility to update our opinion with respect to any

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 10


such change or modification. Our opinion also is applicable only to the extent each Fund is solvent, and we express no opinion about the tax treatment of the transactions described herein if either Fund is insolvent. Our opinion is solely for the addressees' information and use and may not be relied on for any purpose by any other person without our express written consent.

                                    ANALYSIS
                                    --------

I.       The Reorganization Will Qualify as a D Reorganization, and Each Fund
         --------------------------------------------------------------------
         Will Be a Party to a Reorganization.
         -----------------------------------

         A.     Each Fund Is a Separate Corporation.
                -----------------------------------

         A reorganization under section 368(a)(1)(D) (a "D Reorganization") involves a transfer by a corporation of all or a part of its assets to another corporation if immediately after the transfer the transferor, or one or more of its shareholders (including persons who were shareholders immediately before the transfer), or any combination thereof, is in control of the transferee, but only if, pursuant to the plan of reorganization, stock or securities of the transferee are distributed in a transaction that qualifies under section 354, 355, or 356. For a transaction to qualify as a D Reorganization, therefore, both entities involved therein must be corporations (or associations taxable as corporations). Each Investment Company, however, is a business trust, not a corporation, and each Fund is a separate series of an Investment Company.

         Regulation section 301.7701-4(b) provides that certain arrangements known as trusts (because legal title is conveyed to trustees for the benefit of beneficiaries) will not be classified as trusts for purposes of the Code because they are not simply arrangements to protect or conserve the property for the beneficiaries. That section states that these "business or commercial trusts" generally are created by the beneficiaries simply as devices to carry on profit-making businesses that normally would have been carried on through business organizations classified as corporations or partnerships under the Code and concludes that the fact that any organization is technically cast in the trust form will not change its real character if it "is more properly classified as a business entity under [Treas. Reg.]ss. 301.7701-2."4 Furthermore, pursuant


---------------

4 On December 10, 1996, the Service adopted Regulations for classifying business organizations (Treas. Reg.ss.ss. 301.7701-1 througH -3 and parts of -4, the
so-called  "check-the-box"   Regulations)  to  replace  the  provisions  in  the
then-existing Regulations that "have become increasingly formalistic. [The check-the-box Regulations replace] those rules with a much simpler approach that
generally  is  elective."  T.D.  8697,  1997-1  C.B.  215.   Regulation  section
301.7701-2(a) provides that "a BUSINESS ENTITY is any entity recognized for federal tax purposes . . . that is not properly classified as a trust under [Treas. Reg.]ss. 301.7701-4 or otherwise subject to special treatment under the
 . . . Code." Neither Investment Company is subject to any such special treatment.

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to Treas. Reg.ss. 301.7701-4(c), "[a]n `investment' trusT will not be classified as a trust if there is a power under the trust agreement to vary the investment of the certificate holders. SEE COMMISSIONER V. NORTH AMERICAN BOND TRUST, 122 F.2d 545 (2d Cir. 1941), CERT. DENIED, 314 U.S. 701 (1942)."

         Based on these criteria, neither Investment Company qualifies as a trust for federal tax purposes.5 Each Investment Company is not simply an arrangement to protect or conserve property for the beneficiaries but is designed to carry on a profit-making business. Furthermore, while each Investment Company is an "investment trust," there is a power under its Trust Instrument to vary its shareholders' investment therein. Neither Investment Company has a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and its investment adviser has the authority to buy and sell securities for it. Accordingly, we believe that each Investment Company should not be classified as a trust, and instead should be classified as a business entity, for federal tax purposes.

         Regulation section 301.7701-2(a) provides that "[a] business entity with two or more members is classified for federal tax purposes as either a corporation or a partnership." The term "corporation" is defined for those purposes (in Treas. Reg. ss. 301.7701-2(b)) to include corporations denominated as such under the federal or state statute pursuant to which they were organizeD and certain other entities. Any business entity that is not classified as a corporation under that section (an "eligible entity") and has at least two members can elect to be classified as either an association (and thus a corporation) or a partnership. Treas. Reg.ss. 301.7701-3(a).

         An eligible entity in existence before January 1, 1997, the effective date of the check-the-box Regulations, "will have the same classification that the entity claimed under [the prior Regulations]," unless it elects otherwise. Treas. Reg. ss. 301.7701-3(b)(3)(i). Based on the reasoning stated in the second preceding paragraph -- and the fact that, under the law thaT existed before the check-the-box Regulations, the word "association" had been held to include a Massachusetts business trust (SEE HECHT V. MALLEY, 265 U.S. 144 (1924)), which for these purposes is very similar to a Delaware business trust -- each Investment Company "claimed" classification under the prior Regulations as an

---------------

5 Because each Fund is considered separate from each other series of the Investment Company of which it is a part for federal tax purposes (see the discussion in the last paragraph of I.A. below), the analysis in the accompanying text applies equally to each Fund.


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association  taxable as a  corporation.  Moreover,  since that date  neither has elected not to be so classified.  Accordingly,  we believe that each  Investment
Company  will  continue  to  be  classified  as  an  association   (and  thus  a
corporation) for federal tax purposes.

         The Investment Companies as such, however, are not participating in the Reorganization, but rather separate series thereof (the Funds) are the participants. Ordinarily, a transaction involving segregated pools of assets such as the Funds could not qualify as a reorganization, because the pools would not be separate taxable entities that constitute corporations. Under section 851(g), however, each Fund is treated as a separate corporation for all purposes of the Code save the definitional requirement of section 851(a) (which is satisfied by the respective Investment Companies). Accordingly, we believe that each Fund is a separate corporation, and its shares are treated as shares of corporate stock, for purposes of section 368(a)(1)(D).

         B.     Transfer of "Substantially All" of Target's Properties.
                ------------------------------------------------------

         Section 354(b)(1)(A) provides that, for an exchange pursuant to a plan of a D Reorganization to receive tax-free treatment under section 354 (see V. below), the transferee corporation must acquire "substantially all" of the assets of the transferor. For purposes of issuing private letter rulings, the Service considers the transfer of at least 90% of the fair market value of the transferor's net assets, and at least 70% of the fair market value of its gross assets, held immediately before the reorganization to satisfy the "substantially all" requirement. Rev. Proc. 77-37, 1977-2 C.B. 568. We believe that the Plan constitutes a "plan of reorganization" within the meaning of Treas. Reg.ss. 1.368-(g); and the Reorganization will involve such a transfer. Accordingly, we believe that the Reorganization will involve the transfer to Acquiring Fund of substantially all of Target's properties.

         C.     Requirements of Continuity.
                --------------------------

         Regulation section 1.368-1(b) sets forth two prerequisites to a valid reorganization: (1) a continuity of the business enterprise through the issuing corporation ("IC") -- defined in the Regulation as "the acquiring corporation (as that term is used in section 368(a))," with an exception not relevant here -- under the modified corporate form as described in Treas. Reg.ss. 1.368-1(d) ("continuity of business enterprise") and (2) a continuity of interest as described in Treas. Reg.ss. 1.368-1(e) ("continuity of interest").

                  1.     Continuity of Business Enterprise.
                         ---------------------------------

         To satisfy the continuity of business enterprise requirement of Treas. Reg. ss. 1.368-1(d)(1), IC must either (i) continue thE target corporation's "historic business" ("business continuity") or (ii) use a significant portion of the target corporation's "historic business assets" in a business ("asset continuity").


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         While there is no authority  that deals directly with the continuity of business enterprise requirement in the context of a transaction such as the Reorganization, Rev. Rul. 87-76, 1987-2 C.B. 84, deals with a somewhat similar situation. In that ruling, P was a RIC that invested exclusively in municipal bonds. P acquired the assets of T in exchange for P common stock in a transaction that was intended to qualify as a reorganization under section 368(a)(1)(C) (the acquisition by one corporation, in exchange solely for voting stock, of substantially all the properties of another corporation). Prior to the exchange, T sold its entire portfolio of corporate stocks and bonds and purchased a portfolio of municipal bonds. The Service held that this transaction did not qualify as a reorganization for the following reasons: (1) because T had sold its historic assets prior to the exchange, there was no asset continuity; and (2) the failure of P to engage in the business of investing in corporate stocks and bonds after the exchange caused the transaction to lack business continuity as well.

         The Funds' investment objectives, policies, and restrictions are similar. Moreover, after the Reorganization Acquiring Fund will continue Target's "historic business" (within the meaning of Treas. Reg.ss. 1.368-1(d)(2)). Accordingly, there will be business continuity.

         Acquiring Fund not only will continue Target's historic business, but it also will use in that business a significant portion of Target's "historic business assets" (within the meaning of Treas. Reg. ss. 1.368-1(d)(3)). In addition, Acquiring FunD (a) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (b) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status. Accordingly, there will be asset continuity as well.

         For all the foregoing reasons, we believe that the Reorganization will satisfy the continuity of business enterprise requirement.

                  2.     Continuity of Interest.
                         ----------------------

         Regulation section 1.368-1(e)(1)(i) provides that "[c]ontinuity of interest requires that in substance a substantial part of the value of the proprietary interests in the target corporation be preserved in the reorganization. A proprietary interest in the target corporation is preserved if, in a potential reorganization, it is exchanged for a proprietary interest in the issuing corporation . . . ." That section goes on to provide that "[h]owever, a proprietary interest in the target corporation is not preserved if, in connection with the potential reorganization, . . . stock of the issuing corporation furnished in exchange for a proprietary interest in the target

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February 23, 2001
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corporation  in  the  potential   reorganization  is  redeemed.  All  facts  and
circumstances must be considered in determining whether, in substance, a proprietary interest in the target corporation is preserved."

         For purposes of issuing private letter rulings, the Service considers the continuity of interest requirement satisfied if ownership in an acquiring corporation on the part of a transferor corporation's former shareholders is equal in value to at least 50% of the value of all the formerly outstanding shares of the transferor corporation.6 Although shares of both the target and acquiring corporations held by the target corporation's shareholders that are disposed of before or after the transaction will be considered in determining satisfaction of the 50% standard, the Service has recently issued private letter rulings that excepted from that determination "shares which are required to be redeemed at the demand of shareholders by . . . Target or Acquiring in the ordinary course of their businesses as open-end investment companies (or series thereof) pursuant to Section 22(e) of the 1940 Act." Priv. Ltr. Ruls. 9823018 (Mar. 5, 1998) and 9822053 (Mar. 3, 1998); CF. Priv. Ltr. Rul. 199941046 (July
16, 1999) (redemption of a target RIC shareholder's shares, amounting to 42% of the RIC's value, and other "shares redeemed in the ordinary course of Target's business as an open-end investment company pursuant to section 22(e) . . ." excluded from determination of whether the target or a related person acquired its shares with consideration other than target or acquiring fund shares).7



---------------

6 Rev. Proc. 77-37, SUPRA; BUT SEE Rev. Rul. 56-345, 1956-2 C.B. 206 (continuity of interest was held to exist in a reorganization of two RICs where immediately after the reorganization 26% of the shares were redeemed to allow investment in a third RIC); SEE ALSO REEF CORP. V. COMMISSIONER, 368 F.2d 125 (5th Cir. 1966), CERT. DENIED, 386 U.S. 1018 (1967) (a redemption of 48% of a transferor corporation's stock was not a sufficient shift in proprietary interest to disqualify a transaction as a reorganization under section 368(a)(1)(F) ("F Reorganization"), even though only 52% of the transferor's shareholders would hold all the transferee's stock); AETNA CASUALTY AND SURETY CO. V. U.S., 568 F.2d 811, 822-23 (2d Cir. 1976) (redemption of a 38.39% minority interest did not prevent a transaction from qualifying as an F Reorganization); Rev. Rul. 61-156, 1961-2 C.B. 62 (a transaction qualified as an F Reorganization even though the transferor's shareholders acquired only 45% of the transferee's stock, while the remaining 55% of that stock was issued to new shareholders in a public underwriting immediately after the transfer).

7 Although, under section 6110(k)(3), a private letter ruling may not be cited as precedent, tax practitioners look to such rulings as generally indicative of the Service's views on the proper interpretation of the Code and the Regulations. CF. ROWAN COMPANIES, INC. V. COMMISSIONER, 452 U.S. 247 (1981); ALSO SEE Treas. Reg.ss. 1.6662-4(d)(3)(iii) (providing that private letter rulings issued after October 31, 1976, are authority for purposes of determining whether there is or was substantial authority for the tax treatment of an item under section 6662(d)((2)(B)(i), in connection with the imposition of the accuracy-related penalty under section 6662 to a substantial understatement of income tax).


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February 23, 2001
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         No minimum  holding  period for shares of an acquiring  corporation  is imposed under the Code on the acquired corporation's shareholders. Revenue Ruling 66-23, 1966-1 C.B. 67, provides generally that "unrestricted rights of ownership for a period of time sufficient to warrant the conclusion that such ownership is definite and substantial" will suffice and that "ordinarily, the Service will treat five years of unrestricted . . . ownership as a sufficient period" for continuity of interest purposes. A preconceived plan or arrangement by or among an acquired corporation's shareholders to dispose of more than 50% of an acquiring corporation's shares could be problematic. Shareholders with no such preconceived plan or arrangement, however, are basically free to sell any part of the shares received by them in the reorganization without fear of breaking continuity of interest, because the subsequent sale will be treated as an independent transaction from the reorganization.

         There is no plan or intention of Shareholders to redeem, sell, or otherwise dispose of (1) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of Treas. Reg.ss. 1.368-1(e)(3)) to either Fund or (2) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person "related" (within such meaning) to Acquiring Fund. Moreover, Target Trust expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS. Although Acquiring Fund's shares will be offered for sale to the public on an ongoing basis after the Reorganization, sales of those shares will arise out of a public offering separate and unrelated to the Reorganization and not as a result thereof. SEE REEF CORP. V. COMMISSIONER, 368 F.2d at 134; Rev. Rul. 61-156, SUPRA. Similarly, although Shareholders may redeem Acquiring Fund Shares pursuant to their rights as shareholders of a series of an open-end investment company (SEE Priv. Ltr. Ruls. 9823018 and 9822053, SUPRA, and 8816064 (Jan. 28, 1988)), those redemptions will result from the exercise of those rights in the course of Acquiring Fund's business as such a series and not from the Reorganization as such.

         Accordingly, we believe that the Reorganization will satisfy the continuity of interest requirement.

         D.     Control and Distribution by Target.
                ----------------------------------

         As  noted  above,  a  corporation's   transfer  of  assets  to  another
corporation will qualify as a D Reorganization only if (1) immediately thereafter the transferor, or one or more of its shareholders (including persons


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PaineWebber Mutual Fund Trust
February 23, 2001
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who were  shareholders  immediately  before the  transfer),  or any  combination thereof,  is in  control  of the  transferee  and (2)  pursuant  to the  plan of reorganization, stock or securities of the transferee are distributed in a transaction that qualifies under section 354, among others (and, pursuant to section 354(b)(1)(B), all such stock or securities, as well as the transferor's other properties, are distributed pursuant to the plan). For purposes of clause
(1), as applicable here (SEE sections 368(a)(2)(H)(i) and 304(c)(1)), "control" is defined as the ownership of stock possessing at least 50% of the total combined voting power of all classes of stock entitled to vote or at least 50% of the total value of shares of all classes of stock; the Shareholders will be
in  control  (as  so  defined)  of   Acquiring   Fund   immediately   after  the
Reorganization. With respect to clause (2), under the Plan -- which, as noted above, we believe constitutes a plan of reorganization -- Target will distribute all the Acquiring Fund Shares to the Shareholders in constructive exchange for their Target Shares. As noted in V. below, we believe that that distribution will qualify under section 354(a). Accordingly, we believe that the control and distribution requirements will be satisfied.

         E.     Business Purpose.
                ----------------

         All reorganizations must meet the judicially imposed requirements of the "business purpose doctrine," which was established in GREGORY V. HELVERING, 293 U.S. 465 (1935), and is now set forth in Treas. Reg. ss.ss. 1.368-1(b), -1(c), and -2(g) (the last of whIch provides that, to qualify as a reorganization, a transaction must be "undertaken for reasons germane to the continuance of the business of a corporation a party to the reorganization"). Under that doctrine, a transaction must have a BONA FIDE business purpose (and not a purpose to avoid federal income tax) to qualify as a valid reorganization. The substantial business purposes of the Reorganization are described in the Proxy Statement. Accordingly, we believe that the Reorganization is being undertaken for BONA FIDE business purposes (and not a purpose to avoid federal income tax) and therefore meets the requirements of the business purpose doctrine.

         F.     Satisfaction of Section 368(a)(2)(F).
                ------------------------------------

         Under section 368(a)(2)(F), if two or more parties to a transaction described in section 368(a)(1) (with an exception not relevant here) were "investment companies" immediately before the transaction, then the transaction shall not be considered a reorganization with respect to any such investment company and its shareholders. But that section does not apply to a participating investment company if, among other things, it is a RIC or --

         (1) not more than 25% of the value of its total assets is invested in the stock and securities of any one issuer and


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February 23, 2001
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         (2)  not  more  than  50% of the  value  of its  total  assets  is invested in the stock and securities of five or fewer issuers.

In determining total assets for these purposes, cash and cash items (including receivables) and U.S. government securities are excluded. Section 368(a)(2)(F)(iv). Each Fund will meet the requirements to qualify for treatment as a RIC for its respective current taxable year and will satisfy the foregoing percentage tests. Accordingly, we believe that section 368(a)(2)(F) will not cause the Reorganization to fail to qualify as a D Reorganization with respect to either Fund.

         For all the foregoing reasons, we believe that the Reorganization will qualify as a D Reorganization.

         G.     Each Fund Will Be a Party to a Reorganization.
                ---------------------------------------------

         Section 368(b)(2) provides, in pertinent part, that in the case of a reorganization involving the acquisition by one corporation of properties of another (E.G., a D Reorganization), the term "a party to a reorganization" includes each corporation; and Treas. Reg. ss. 1.368-2(f) further provides that both the corporate transferor and the corporate transferee in a D ReorganizatioN are parties to a reorganization. Pursuant to the Plan, Target is transferring all its properties to Acquiring Fund in exchange for Acquiring Fund Shares, in a transaction that, as noted above, in our opinion will qualify as a D Reorganization. Accordingly, we believe that each Fund will be "a party to a reorganization."

II.      Target Will Recognize No Gain or Loss.
         -------------------------------------

         Under sections 361(a) and (c), no gain or loss shall be recognized to a corporation that is a party to a reorganization if, pursuant to the plan of reorganization, (1) it exchanges property solely for stock or securities in another corporate party to the reorganization and (2) distributes that stock or securities to its shareholders. (As noted above, such a distribution is required for a reorganization to qualify as a D Reorganization.) Section 361(c)(4) provides that sections 311 and 336 (which require recognition of gain on certain distributions of appreciated property) shall not apply to such a distribution.

         Section 357(a)  provides in pertinent part that,  except as provided in section 357(b), if a taxpayer receives property that would be permitted to be received under section 361 without recognition of gain if it were the sole consideration and, as part of the consideration, another party to the exchange assumes a liability of the taxpayer or acquires from the taxpayer property subject to a liability, then that assumption or acquisition shall not be treated as money or other property and shall not prevent the exchange from being within

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PaineWebber Mutual Fund Trust
February 23, 2001
Page 18


section 361. Section 357(b) applies where the principal purpose of the assumption or acquisition was a tax avoidance purpose or not a BONA FIDE business purpose.

         As noted above, it is our opinion that the Reorganization will qualify as a D Reorganization, each Fund will be a party to a reorganization, and the Plan constitutes a plan of reorganization. Target will exchange the Assets solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities and then will be terminated pursuant to the Plan, distributing those shares to the Shareholders in constructive exchange for their Target Shares. As also noted above, it is our opinion that the Reorganization is being undertaken for BONA FIDE business purposes (and not a purpose to avoid federal income tax); we also do not believe that the principal purpose of Acquiring Fund's assumption of the Liabilities is avoidance of federal income tax on the proposed transaction. Accordingly, we believe that Target will recognize no gain or loss on the Reorganization.8


III.     Acquiring Fund Will Recognize No Gain or Loss.
         ---------------------------------------------

         Section 1032(a) provides that no gain or loss shall be recognized to a corporation on the receipt of money or other property in exchange for its stock. Acquiring Fund will issue Acquiring Fund Shares to Target in exchange for the Assets, which consist of money and securities. Accordingly, we believe that Acquiring Fund will recognize no gain or loss on the Reorganization.

IV. Acquiring Fund's Basis in the Assets Will Be a Carryover Basis, and Its Holding Period Will Include Target's Holding Period.
         ---------------------------------------------------------------

         Section 362(b) provides, in pertinent part, that the basis of property acquired by a corporation in connection with a reorganization to which section 368 applies shall be the same as it would be in the hands of the transferor, increased by the amount of gain recognized to the transferor on the transfer (a "carryover basis"). As noted above, it is our opinion that the Reorganization will qualify as such a reorganization and that Target will recognize no gain on the Reorganization. Accordingly, we believe that Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization.


---------------

8 Notwithstanding anything herein to the contrary, we express no opinion as to the effect of the Reorganization on either Fund or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.



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February 23, 2001
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         Section  1223(2)  provides  in  general  that the  period  for  which a taxpayer has held acquired property that has a carryover basis shall include the period for which the transferor held the property. As noted above, it is our opinion that Acquiring Fund's basis in the Assets will be a carryover basis. Accordingly, we believe that Acquiring Fund's holding period for the Assets will include Target's holding period therefor.

V.       A Shareholder Will Recognize No Gain or Loss.
         --------------------------------------------

         Under section 354(a)(1), no gain or loss shall be recognized if stock in a corporation that is a party to a reorganization is exchanged pursuant to a plan of reorganization solely for stock in that corporation or another corporate party to the reorganization. Pursuant to the Plan, the Shareholders will receive solely Acquiring Fund Shares for their Target Shares. As noted above, it is our opinion that the Reorganization will qualify as a D Reorganization, each Fund will be a party to a reorganization, and the Plan constitutes a plan of reorganization. Although section 354(a)(1) requires that the transferor corporation's shareholders exchange their shares therein for shares of the acquiring corporation, the courts and the Service have recognized that the Code does not require taxpayers to perform useless gestures to come within the statutory provisions. SEE, E.G., EASTERN COLOR PRINTING CO., 63 T.C. 27, 36
(1974); DAVANT V. COMMISSIONER, 366 F.2d 874 (5th Cir. 1966). Therefore, although Shareholders will not actually surrender Target Share certificates in exchange for Acquiring Fund Shares, their Target Shares will be canceled on the issuance of Acquiring Fund Shares to them (all of which will be reflected on Acquiring Fund's share transfer books) and will be treated as having been exchanged therefor. SEE Rev. Rul. 81-3, 1981-1 C.B. 125; Rev. Rul. 79-257, 1979-2 C.B. 136. Accordingly, we believe that a Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization.

VI.      A Shareholder's Basis in Acquiring Fund Shares Will Be
         ------------------------------------------------------
         a Substituted Basis, and its Holding Period therefor Will
         ---------------------------------------------------------
         Include its Holding Period for its Target Shares.
         ------------------------------------------------

         Section 358(a)(1) provides, in pertinent part, that in the case of an exchange to which section 354 applies, the basis of the property permitted to be received thereunder without the recognition of gain or loss shall be the same as the basis of the property exchanged therefor, decreased by, among other things, the fair market value of any other property and the amount of any money received in the exchange and increased by the amount of any gain recognized on the exchange by the shareholder (a "substituted basis"). As noted above, it is our opinion that the Reorganization will qualify as a D Reorganization and, under section 354, a Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares in the Reorganization. No property will be distributed to the Shareholders other than Acquiring Fund Shares, and no money will be distributed to them pursuant to the

PaineWebber PACE Select Advisors Trust
PaineWebber Mutual Fund Trust
February 23, 2001
Page 20


Reorganization. Accordingly, we believe that a Shareholder's basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares.

         Section 1223(1) provides in general that the period for which a taxpayer has held property received in an exchange that has a substituted basis shall include the period for which the taxpayer held the property exchanged therefor if the latter property was a capital asset (as defined in section 1221) in the taxpayer's hands at the time of the exchange. SEE Treas. Reg. ss. 1.1223-1(a). AS noted above, it is our opinion that a Shareholder will have a substituted basis for the Acquiring Fund Shares it receives in the Reorganization. Accordingly, we believe that a Shareholder's holding period for the Acquiring Fund Shares it receives in the Reorganization will include its holding period for the Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time.

                                        Very truly yours,

                                        KIRKPATRICK & LOCKHART LLP



                                        By:  /s/ Theodore L. Press
                                             --------------------------------
                                             Theodore L. Press